Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents	16. Cash and cash equivalents

	December 31,
	2021	2020
Bank balances	129,972	146,854
Call deposits	67,658	—
	197,630	146,854
Call deposits all have original maturities of 3 months or less.